Annual Fund Operating Expenses - INTERNATIONAL EQUITY FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.78%	[1]
Other expenses	0.10%
Dividend or interest expense on short sales	0.06%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses (after fee waiver)	0.95%
Investor
Operating Expenses:
Management fee	0.78%	[1]
Other expenses	0.37%
Dividend or interest expense on short sales	0.06%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses (after fee waiver)	1.22%

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.